Leases (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Schedule of Information Regarding Leases
Quantitative information regarding the Company’s leases is as follows:

	Year Ended December 31,
	2021	2020
Lease expenses
Operating lease expenses	$164,234	$0
Short-term lease expenses	$88,312	$154,425

Total lease cost	$252,546	$154,425

Other information
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	$212,955	$—
Weighted-average remaining lease term (in years):
Operating leases	1.03	—
Weighted-average discount rate:
Operating leases	14%	—

ADOMANI, INC. [Member]
Operating Leased Assets [Line Items]
Schedule of Information Regarding Leases
Quantitative information regarding the Company’s leases is as follows:

	Year Ended December 31,
	2020	2019
Lease cost
Operating lease cost	$273,965	$109,590
Short-term lease cost	$294,073	$117,857

Total lease cost	$568,038	$227,447

Other information
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	282,102	115,852
Weighted-average remaining lease term (in years):
Operating leases	2.04	3.16
Weighted-average discount rate:
Operating leases	14%	14%